Shareholder Fees {- Fidelity New Millennium ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Active Equity ETFs (A) - Combo PRO-05 | Fidelity New Millennium ETF
Shareholder Fees:
(fees paid directly from your investment)	none